Common Shares and Treasury Stock	12 Months Ended
May 31, 2023
Class of Stock Disclosures [Abstract]
Common Shares and Treasury Stock
15.	COMMON SHARES AND TREASURY STOCK
On March 8, 2021, the Board of Directors adopted an ordinary resolution effective as of March 10, 2021 whereas each common share (whether issued or unissued) of par value of US$0.01 each in the share capital of the Company was divided into ten common shares. The Company has retroactively restated all shares and per share data for all the periods presented pursuant to ASC 260, Earnings per Share.
As of May 31, 2022 and 2023, the Company had 3,000,000,000 common shares authorized with par value of US$0.001.
The movements of the outstanding common shares and treasury stock are as follows, taking into the consideration of 1 to 10 stock split on March 10, 2021.

	Number of common shares	Number of treasury stock
Shares outstanding as of May 31, 2021	1,690,082,150	—
Issuance of common share for NES	6,884,033	—

Shares outstanding as of May 31, 2022	1,696,966,183	—

Issuance of common share for NES	5,659,610	—

Shares repurchase (a)	(59,463,140)	59,463,140

Shares outstanding as of May 31, 2023	1,643,162,653	59,463,140

(a)
On July 26, 2022, the Company’s board of directors authorized the repurchase of up to US$400 million of the Company’s common shares during the period from July 28, 2022 through May 31, 2023. During the year ended May 31, 2023, the Company repurchased 5,946,314 ADS on the open market for total consideration of US$191,628. The Group accounts for repurchased common shares under the par value method and includes such treasury stock as a component of the shareholders’ equity.